CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		$ 125,766,000	$ 109,644,000	$ 251,837,000	$ 196,333,000	$ 434,094,000	$ 260,892,000	$ 93,811,000
Cost of revenue:
Platform commissions		(35,388,000)	(29,510,000)	(68,839,000)	(53,990,000)	(117,229,000)	(75,163,000)	(28,766,000)
Game operation cost		(3,310,000)	(1,566,000)	(6,597,000)	(3,795,000)	(18,945,000)	(17,390,000)	(15,727,000)
Selling and marketing expenses		(35,027,000)	(90,745,000)	(91,321,000)	(155,472,000)	(270,167,000)	(165,756,000)	(82,180,000)
General and administrative expenses		(7,441,000)	(3,247,000)	(13,680,000)	(5,479,000)	(23,031,000)	(3,689,000)	(2,611,000)
Share listing expense	$ (125,438,000)					(125,438,000)
Total costs and expenses, excluding depreciation and amortization		(81,166,000)	(125,068,000)	(180,437,000)	(218,736,000)	(554,810,000)	(261,998,000)	(129,284,000)
Depreciation and amortisation		(1,374,000)	(106,000)	(2,287,000)	(248,000)	(2,540,000)	(561,000)	(286,000)
Profit/(loss) from operations		43,226,000	(15,530,000)	69,113,000	(22,651,000)	(123,256,000)	(1,667,000)	(35,759,000)
Net finance income		1,612,000	711,000	393,000	(1,117,000)	6,939,000	1,778,000	240,000
Profit/(loss) before income tax		42,118,000	(14,819,000)	75,134,000	(23,768,000)	(116,317,000)	111,000	(35,519,000)
Income tax expense		(1,252,000)	(325,000)	(2,025,000)	(524,000)	(1,127,000)	(862,000)	(7,000)
Profit/(loss) for the period from continuing operations, net of tax		40,866,000	(15,144,000)	73,109,000	(24,292,000)	(117,444,000)	(751,000)	(35,526,000)
Loss attributable to equity holders of the Company		29,634,000	(20,010,000)	53,063,000	(31,798,000)	(117,455,000)	(751,000)	(35,526,000)
Loss attributable to non-controlling interest		(307,000)		(325,000)		11,000
Other comprehensive income/(loss)		3,458,000	(202,000)	3,177,000	(250,000)	11,000	15,000	(3,000)
Total comprehensive income/(loss) for the period, net of tax		32,785,000	(20,212,000)	55,915,000	(32,048,000)	(117,433,000)	(736,000)	(35,529,000)
Comprehensive loss attributable to equity holders of the Company		33,092,000	$ (20,212,000)	56,240,000	$ (32,048,000)	(117,444,000)	$ (736,000)	$ (35,529,000)
Comprehensive loss attributable to non-controlling interest		$ (307,000)		$ (325,000)		$ 11,000
Loss per share:
Basic and diluted earnings/(loss) per share, US$		$ 0.15	$ (0.11)	$ 0.27	$ (0.18)	$ (0.64)	$ 0.00	$ (0.20)